Leases, Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Information Related to Leases [Abstract]
Operating lease right-of-use assets	$ 1,205	$ 1,294
Operating lease liabilities	$ 1,205	$ 1,294